Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
General and administrative expenses	$ 2,278,392	$ 2,315,074	$ 2,290,031
PPC’s share capital	2.00%
Expenses amount	$ 11,684	5,728
Unexercised share based awards	$ 9,000	$ 4,100
Weighted average period	1 year	1 year 8 months 23 days
Weighted average [Member]
Share-Based Compensation [Line Items]
Weighted average period	1 year 10 months 28 days	1 year 11 months 4 days
Selling, general and administrative expense [member]
Share-Based Compensation [Line Items]
General and administrative expenses	$ 10,704	$ 8,217
PPC - Share Based Compensation Plan [Member]
Share-Based Compensation [Line Items]
Expenses amount	1,480	1,888
Equity based awards		5,600
Unexercised share based awards		10,161
Equity-based awards [Member]
Share-Based Compensation [Line Items]
Equity based awards	$ 7,100	$ 9,300